UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05549
                                                     ---------

                              REYNOLDS FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                              --------------------
              (Address of principal executive offices) (Zip code)


                             Frederick L. Reynolds
                          Reynolds Capital Management
                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                               ------------------
                    (Name and address of agent for service)


                                  415-461-7860
                                  ------------
               Registrant's telephone number, including area code


Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2004
                          -----------------


Item 1. Schedule of Investments.


                         REYNOLDS BLUE CHIP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004
                                  (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                               VALUE
-------------------------                                                -----
LONG-TERM INVESTMENTS-100.1% (A)<F2>
COMMON STOCKS-99.4% (A)<F2>

             Advertising - 0.4%
    21,000   DoubleClick Inc.*<F1>                                 $   163,380
    13,000   ValueClick, Inc.*<F1>                                     173,290
                                                                   -----------
                                                                       336,670

             Airlines/Aerospace - 1.0%
     3,000   AMR Corp.*<F1>                                             32,850
     3,500   Boeing Co.                                                181,195
     3,000   Continental Airlines, Inc. Cl B*<F1>                       40,620
     6,000   Delta Air Lines, Inc.*<F1>                                 44,880
     1,000   General Dynamics Corp.                                    104,600
     5,000   United Technologies Corp.                                 516,750
                                                                   -----------
                                                                       920,895

             Apparel - 0.1%
     1,500   Polo Ralph Lauren Corp.                                    63,900

             Application Software - 4.2%
    15,500   Adobe Systems Inc.                                        972,470
       135   Computer Associates International, Inc.                     4,193
    28,000   SAP AG SP-ADR                                           1,237,880
    26,000   Siebel Systems, Inc.*<F1>                                 273,000
    46,000   VERITAS Software Corp.*<F1>                             1,313,300
                                                                   -----------
                                                                     3,800,843

             Automotive - 0.3%
     2,000   CarMax, Inc.*<F1>                                          62,100
    14,000   Ford Motor Co.                                            204,960
                                                                   -----------
                                                                       267,060

             Banks - 0.6%
     3,500   Bank of America Corp.                                     164,465
     8,000   Citigroup Inc.                                            385,440
                                                                   -----------
                                                                       549,905

             Beverages - 0.5%
     4,000   The Coca-Cola Co.                                         166,520
     6,000   PepsiCo, Inc.                                             313,200
                                                                   -----------
                                                                       479,720
             Biotechnology - 1.8%
     3,500   Amgen Inc.*<F1>                                           224,525
    27,000   Elan Corp. PLC - SP-ADR*<F1>                              735,750
     3,000   Genentech, Inc.*<F1>                                      163,320
     2,000   ImClone Systems Inc.*<F1>                                  92,160
     3,000   Orchid Biosciences, Inc.*<F1>                              34,500
    12,000   Protein Design Labs, Inc.*<F1>                            247,920
     1,500   Sepracor Inc.*<F1>                                         89,055
     1,500   Transkaryotic Therapies, Inc.*<F1>                         38,085
                                                                   -----------
                                                                     1,625,315

             Building -- 1.3%
    15,000   Home Depot, Inc.                                          641,100
     9,000   Lowe's Companies, Inc.                                    518,310
                                                                   -----------
                                                                     1,159,410

             Business Software & Services  - 4.0%
    20,000   Akamai Technologies, Inc.*<F1>                            260,600
     9,000   BEA Systems, Inc.*<F1>                                     79,740
     1,000   CACI International Inc.*<F1>                               68,130
     9,000   CheckFree Corp.*<F1>                                      342,720
    24,000   Comverse Technology, Inc.*<F1>                            586,800
    29,000   Manugistics Group, Inc.*<F1>                               83,230
     6,000   Monster Worldwide Inc.*<F1>                               201,840
     9,000   Rockwell Automation Inc.                                  445,950
    38,000   Sonic Solutions*<F1>                                      852,720
    39,000   Sonus Networks, Inc.*<F1>                                 223,470
    26,000   TIBCO Software Inc.*<F1>                                  346,840
    16,000   webMethods, Inc.*<F1>                                     115,360
                                                                   -----------
                                                                     3,607,400

             Cable TV/Broadcasting - 3.2%
     1,500   Grupo Televisa S.A. SP-ADR                                 90,750
   107,000   Sirius Satellite Radio Inc.*<F1>                          818,550
    15,000   TiVo Inc.*<F1>                                             88,050
     5,000   Viacom Inc. Cl B                                          181,950
    46,000   XM Satellite Radio Holdings Inc.*<F1>                   1,730,520
                                                                   -----------
                                                                     2,909,820

             Chemicals - 0.1%
     2,000   Dow Chemical Co.                                           99,020

             Communication Equipment - 3.9%
    25,000   Corning Inc.*<F1>                                         294,250
    39,000   L.M. Ericsson Telephone Co. ADR*<F1>                    1,228,110
    33,500   JDS Uniphase Corp.*<F1>                                   106,195
     2,000   Plexus Corp.*<F1>                                          26,020
    35,500   QUALCOMM Inc.                                           1,505,200
    46,000   Westell Technologies, Inc.*<F1>                           312,800
                                                                   -----------
                                                                     3,472,575

             Computer Networking - 4.3%
    21,000   Cisco Systems Inc.*<F1>                                   405,300
    18,000   Citrix Systems, Inc.*<F1>                                 441,540
     5,000   Extreme Networks, Inc.*<F1>                                32,750
    22,000   Foundry Networks, Inc.*<F1>                               289,520
    42,000   Juniper Networks, Inc.*<F1>                             1,141,980
    45,000   Sierra Wireless, Inc.*<F1>                                795,600
    33,000   WebEx Communications, Inc.*<F1>                           784,740
                                                                   -----------
                                                                     3,891,430

             Computer & Peripherals - 7.0%
     8,000   Apple Computer, Inc.*<F1>                                 515,200
    27,000   Dell Inc.*<F1>                                          1,137,780
    17,000   Hewlett-Packard Co.                                       356,490
    10,900   International Business Machines Corp.                   1,074,522
    39,500   Network Appliance, Inc.*<F1>                            1,312,190
   339,000   Sun Microsystems, Inc.*<F1>                             1,823,820
     3,000   Symbol Technologies, Inc.                                  51,900
                                                                   -----------
                                                                     6,271,902

             Computer Software & Services - 0.1%
     4,000   Macromedia, Inc.*<F1>                                     124,480

             Drugs - 0.3%
     1,500   Eli Lilly & Co.                                            85,125
     3,000   Merck & Co. Inc.                                           96,420
     3,500   Pfizer Inc.                                                94,115
                                                                   -----------
                                                                       275,660

             Electrical Equipment - 2.2%
     1,500   Emerson Electric Co.                                      105,150
    15,500   General Electric Co.                                      565,750
    42,000   PerkinElmer, Inc.                                         944,580
     9,000   Raytheon Co.                                              349,470
                                                                   -----------
                                                                     1,964,950

             Electronics - 1.0%
    29,000   Agilent Technologies, Inc.*<F1>                           698,900
    10,000   Micrel, Inc.*<F1>                                         110,200
     9,000   Vishay Intertechnology, Inc.*<F1>                         135,180
                                                                   -----------
                                                                       944,280

             Energy-Services - 1.5%
     6,000   Baker Hughes Inc.                                         256,020
     2,000   BJ Services Co.                                            93,080
     2,000   Noble Energy, Inc.                                        123,320
     5,500   Schlumberger Ltd.                                         368,225
     5,500   Smith International, Inc.*<F1>                            299,255
     5,000   Transocean Inc.*<F1>                                      211,950
                                                                   -----------
                                                                     1,351,850

             Entertainment/Media - 0.8%
    12,754   The Walt Disney Co.                                       354,561
     1,500   DreamWorks Animation SKG, Inc.*<F1>                        56,265
       500   Electronic Arts Inc.*<F1>                                  30,840
     1,500   Harrah's Entertainment, Inc.                              100,335
     4,000   News Corporation Inc. Class B                              76,800
     7,000   Time Warner Inc.*<F1>                                     136,080
                                                                   -----------
                                                                       754,881

             Financial Services - 4.6%
    10,000   American Express Co.                                      563,700
    22,000   Ameritrade Holding Corp.*<F1>                             312,840
     2,000   DST Systems, Inc.*<F1>                                    104,240
    31,000   E*TRADE Financial Corp.*<F1>                              463,450
     2,000   Goldman Sachs Group, Inc.                                 208,080
    34,000   HomeStore, Inc.*<F1>                                      103,020
    17,000   Knight Trading Group, Inc.*<F1>                           186,150
    12,000   Merrill Lynch & Co., Inc.                                 717,240
    24,000   Morgan Stanley                                          1,332,480
     3,000   Providian Financial Corp.*<F1>                             49,410
    10,000   The Charles Schwab Corp.                                  119,600
                                                                   -----------
                                                                     4,160,210

             Foods - 0.6%
     4,000   Altria Group, Inc.                                        244,400
     2,000   Kraft Foods Inc.                                           71,220
     2,500   Lehman Brothers Holdings Inc.                             218,700
                                                                   -----------
                                                                       534,320

             Gold & Silver - 0.3%
     1,500   Newmont Mining Corp.                                       66,615
     2,000   Pan American Silver Corp.*<F1>                             31,960
     6,000   Placer Dome Inc.                                          113,160
    18,000   Wheaton River Minerals Ltd.*<F1>                           58,680
                                                                   -----------
                                                                       270,415

             Hotel - 1.3%
     1,000   Four Seasons Hotels Inc.                                   81,790
    19,000   Hilton Hotels Corp.                                       432,060
    11,000   Starwood Hotels & Resorts Worldwide, Inc.                 642,400
                                                                   -----------
                                                                     1,156,250

             Household Products - 0.0%
     9,000   Revlon, Inc.*<F1>                                          20,700

             Insurance - 0.1%
       500   Aetna Inc.                                                 62,375

             Internet Information Providers   2.6%
    27,000   Ask Jeeves, Inc.*<F1>                                     722,250
    20,000   chinadotcom corp.*<F1>                                     92,200
    15,000   CNET Networks, Inc.*<F1>                                  168,450
       500   Google Inc.*<F1>                                           96,550
     2,500   InfoSpace, Inc.*<F1>                                      118,875
     2,000   Sohu.com Inc.*<F1>                                         35,420
    30,500   Yahoo! Inc.*<F1>                                        1,149,240
                                                                   -----------
                                                                     2,382,985

             Internet Service Providers - 0.5%
    15,000   SINA Corp.*<F1>                                           480,900

             Internet Software & Services - 0.8%
    65,000   CMGI Inc.*<F1>                                            165,750
     2,000   IAC/InterActiveCorp*<F1>                                   55,240
     6,000   Openwave Systems Inc.*<F1>                                 92,760
     1,000   Red Hat, Inc.*<F1>                                         13,350
    64,000   Safeguard Scientifics, Inc.*<F1>                          135,680
     3,500   Shanda Interactive Entertainment Ltd. ADS*<F1>            148,750
     3,000   Symantec Corp.*<F1>                                        77,280
                                                                   -----------
                                                                       688,810

             Machinery - 0.6%
     3,500   Caterpillar Inc.                                          341,285
     1,500   Deere & Co.                                               111,600
     1,000   Ingersoll-Rand Co.                                         80,300
                                                                   -----------
                                                                       533,185

             Medical Services - 0.5%
     1,500   HCA, Inc.                                                  59,940
     4,000   McKesson Corp.                                            125,840
     3,000   UnitedHealth Group Inc.                                   264,090
                                                                   -----------
                                                                       449,870

             Medical Supplies - 0.9%
     2,000   Abbott Laboratories                                        93,300
    11,000   Johnson & Johnson                                         697,620
                                                                   -----------
                                                                       790,920

             Office Equipment & Supplies - 0.2%
    10,000   Xerox Corp.*<F1>                                          170,100

             Paper & Forest Products - 0.1%
     2,000   Georgia-Pacific Corp.                                      74,960

             Photography - 0.3%
    29,000   Lexar Media, Inc.*<F1>                                    227,360

             Restaurants - 1.5%
     3,000   CBRL Group, Inc.                                          125,550
    10,500   The Cheesecake Factory Inc.*<F1>                          340,935
    11,000   Luby's, Inc.*<F1>                                          82,500
     6,500   McDonald's Corp.                                          208,390
     5,000   Outback Steakhouse, Inc.                                  228,900
     4,000   Papa John's International, Inc.*<F1>                      137,760
     2,000   Ryan's Restaurant Group Inc.*<F1>                          30,840
     3,500   Yum! Brands, Inc.                                         165,130
                                                                   -----------
                                                                     1,320,005

             Retail-Specialty - 11.5%
     9,500   Abercrombie & Fitch Co.                                   446,025
    13,500   Amazon.com, Inc.*<F1>                                     597,915
    10,000   American Eagle Outfitters, Inc.                           471,000
    15,000   bebe stores, inc.                                         404,700
     9,000   Bed Bath & Beyond Inc.*<F1>                               358,470
    15,000   Best Buy Co., Inc.                                        891,300
    15,000   Charming Shoppes, Inc.*<F1>                               140,550
     2,000   Chico's FAS, Inc.*<F1>                                     91,060
    67,000   Circuit City Stores, Inc.                               1,047,880
     3,500   Coach, Inc.*<F1>                                          197,400
    13,000   eBay Inc.*<F1>                                          1,511,640
     2,000   Navarre Corp.*<F1>                                         35,200
     4,500   NIKE, Inc. Cl B                                           408,105
    28,000   PC Connection, Inc.*<F1>                                  266,560
    16,000   Pep Boys-Manny, Moe & Jack                                273,120
     5,000   PETCO Animal Supplies, Inc.*<F1>                          197,400
     4,000   PETsMART, Inc.                                            142,120
    18,000   Pier 1 Imports, Inc.                                      354,600
    18,000   Priceline.com Inc.*<F1>                                   424,620
    20,000   Rite Aid Corp.*<F1>                                        73,200
     9,500   Ross Stores, Inc.                                         274,265
     4,000   Sharper Image Corp.*<F1>                                   75,400
     8,000   Staples, Inc.                                             269,680
    12,500   Starbucks Corp.*<F1>                                      779,500
     5,000   TJX Companies, Inc.                                       125,650
     8,000   Tommy Hilfiger Corp.*<F1>                                  90,240
     9,500   Urban Outfitters, Inc.*<F1>                               421,800
                                                                   -----------
                                                                    10,369,400

             Retail Stores - 3.6%
     5,500   BJ's Wholesale Club, Inc.*<F1>                            160,215
    17,000   Costco Wholesale Corp.                                    822,970
    13,000   The Gap, Inc.                                             274,560
     3,000   Kohl's Corp.*<F1>                                         147,510
     5,500   Neiman Marcus Group, Inc.                                 393,470
    13,000   Nordstrom, Inc.                                           607,490
     5,000   Target Corp.                                              259,650
    11,500   Wal-Mart Stores, Inc.                                     607,430
                                                                   -----------
                                                                     3,273,295

             Security Software & Services - 4.9%
    23,000   Check Point Software Technologies Ltd.*<F1>               566,490
    37,000   Internet Security Systems, Inc.*<F1>                      860,250
     9,500   McAfee, Inc.*<F1>                                         274,835
    52,000   RSA Security Inc.*<F1>                                  1,043,120
    50,000   VeriSign, Inc.*<F1>                                     1,676,000
                                                                   -----------
                                                                     4,420,695

             Semiconductor Capital Spending - 3.2%
    23,000   ASML Holding N.V. - NYS*<F1>                              365,930
    20,000   Asyst Technologies, Inc.*<F1>                             101,800
    10,500   KLA-Tencor Corp.*<F1>                                     489,090
    48,000   Kulicke and Soffa Industries, Inc.*<F1>                   413,760
    47,000   LTX Corp.*<F1>                                            361,430
    14,000   Novellus Systems, Inc.*<F1>                               390,460
    32,000   Teradyne, Inc.*<F1>                                       546,240
   129,000   TranSwitch Corp.*<F1>                                     198,660
                                                                   -----------
                                                                     2,867,370

             Semiconductors - 11.9%
     6,000   Advanced Micro Devices, Inc.*<F1>                         132,120
    19,000   Altera Corp.*<F1>                                         393,300
     6,000   Applied Micro Circuits Corp.*<F1>                          25,260
    40,000   Atmel Corp.*<F1>                                          156,800
    34,000   Broadcom Corp.*<F1>                                     1,097,520
    32,000   Cirrus Logic, Inc.*<F1>                                   176,320
    53,000   Conexant Systems, Inc.*<F1>                               105,470
     5,500   Cree, Inc.*<F1>                                           220,440
    16,000   Cypress Semiconductor Corp.*<F1>                          187,680
    20,000   ESS Technology, Inc.*<F1>                                 142,200
    13,000   Flextronics International Ltd.*<F1>                       179,660
    39,000   Integrated Device Technology, Inc.*<F1>                   450,840
    17,380   Intel Corp.                                               406,518
    29,000   Lam Research Corp.*<F1>                                   838,390
     8,000   Lattice Semiconductor Corp.*<F1>                           45,600
     7,000   Linear Technology Corp.                                   271,320
    42,000   LSI Logic Corp.*<F1>                                      230,160
    60,000   Mattson Technology, Inc.*<F1>                             675,600
    11,000   Maxim Integrated Products, Inc.                           466,290
    20,000   Micron Technology, Inc.*<F1>                              247,000
    10,000   Pixelworks, Inc.*<F1>                                     113,400
    39,000   PMC-Sierra, Inc.*<F1>                                     438,750
     9,000   QLogic Corp.*<F1>                                         330,570
    16,000   Rambus Inc.*<F1>                                          368,000
    35,000   Sanmina-SCI Corp.*<F1>                                    296,450
    76,000   Solectron Corp.*<F1>                                      405,080
     7,000   STMicroelectronics N.V.                                   135,240
    20,000   Texas Instruments Inc.                                    492,400
    29,000   TriQuint Semiconductor, Inc.*<F1>                         129,050
   156,000   Vitesse Semiconductor Corp.*<F1>                          550,680
    33,500   Xilinx, Inc.                                              993,275
                                                                   -----------
                                                                    10,701,383

             Services - 1.1%
     2,500   FedEx Corp.                                               246,225
     5,000   Korn/Ferry International*<F1>                             103,750
     8,000   Taser International, Inc.*<F1>                            252,720
     4,500   United Parcel Service, Inc. Cl B                          384,570
                                                                   -----------
                                                                       987,265

             System Software - 1.2%
    28,000   Autodesk, Inc.                                          1,062,600

             Telecommunications - 2.1%
    72,000   Agere Systems Inc.*<F1>                                    98,640
    33,000   Avaya Inc.*<F1>                                           567,600
   101,000   CIENA Corp.*<F1>                                          337,340
    57,750   Lucent Technologies Inc.*<F1>                             217,140
   125,600   Nortel Networks Corp.*<F1>                                438,344
    11,000   Qiao Xing Universal Telephone, Inc.*<F1>                   94,050
    19,000   Tellabs, Inc.*<F1>                                        163,210
                                                                   -----------
                                                                     1,916,324

             Telephone Services - 0.3%
    25,000   Time Warner Telecom Inc.*<F1>                             109,000
     5,000   Vodafone Group PLC - SP-ADR                               136,900
                                                                   -----------
                                                                       245,900

             Tire & Rubber - 0.0%
     3,000   Titan International, Inc.                                  45,300

             Transportation - 0.3%
     2,000   Burlington Northern Santa Fe Corp.                         94,620
     3,000   Yellow Roadway Corp.*<F1>                                 167,130
                                                                   -----------
                                                                       261,750

             Wireless Communication - 5.8%
    21,000   Nextel Communications, Inc.*<F1>                          630,000
    20,000   Nextel Partners, Inc.*<F1>                                390,800
    30,000   Research In Motion Ltd.*<F1>                            2,472,600
    21,000   Sprint Corp. (FON Group)                                  521,850
     7,000   UbiquiTel Inc.*<F1>                                        49,840
    41,000   Western Wireless Corp.*<F1>                             1,201,300
                                                                   -----------
                                                                     5,266,390
                                                                   -----------
                  Total common stocks                               89,613,003
                    (cost $71,551,144)

MUTUAL FUNDS-0.7% (A)<F2>
     4,000   Biotech HOLDRs Trust                                      611,680
                                                                   -----------
                  Total mutual funds
                    (cost $554,488)                                    611,680
                                                                   -----------
                  Total long-term investments                       90,224,683
                    (cost $72,105,632)

SHORT-TERM INVESTMENTS-0.0% (A)<F2>
             Variable-Rate Demand Note 0.0%
      $324   U.S. Bank, N.A., 2.17%                                        324
                                                                   -----------
                  Total short-term investments
                    (cost $324)                                            324
                                                                   -----------

                  Total investments                                 90,225,007
                      (cost $72,105,956) -- 100.1%

                  Liabilities, less cash and
                    receivables (0.1%) (A)<F2>                         (78,807)
                                                                   -----------
                  TOTAL NET ASSETS - 100.0%                        $90,146,200
                                                                   -----------
                                                                   -----------

  *<F1>      Non-income producing security.
(A)<F2> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt
ADS - American Depository Share
N.V.- Netherlands Antilles Liability Corporation
NYS - New York Registered Shares

                           REYNOLDS OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004
                                  (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                               VALUE
--------------------------                                               -----
LONG-TERM INVESTMENTS - 99.6% (A)<F4>
COMMON STOCKS  - 99.6% (A)<F4>

             Advertising - 0.5%
     7,000   ValueClick, Inc.*<F3>                                 $    93,310

             Application Software - 1.6%
     4,000   Business Objects S.A. SP-ADR*<F3>                         101,360
        22   Computer Associates International, Inc.                       683
     7,000   Compuware Corp.*<F3>                                       45,290
     9,000   Corio, Inc.*<F3>                                           17,370
     6,000   Novell, Inc.*<F3>                                          40,500
     4,000   Siebel Systems, Inc.*<F3>                                  42,000
     2,000   VERITAS Software Corp.*<F3>                                57,100
                                                                   -----------
                                                                       304,303

             Automotive - 0.1%
     9,000   Tower Automotive, Inc.*<F3>                                21,510

             Biotechnology - 7.7%
    43,000   Aastrom Biosciences, Inc.*<F3>                             61,060
    16,000   Altair Nanotechnologies, Inc.*<F3>                         43,358
     4,000   Applera Corp.- Celera Genomics
               Group (Tracking Stock)*<F3>                              55,000
    22,000   AVANIR Pharmaceuticals*<F3>                                75,020
    12,000   AVANT Immunotherapeutics, Inc.*<F3>                        24,120
     6,000   AVI BioPharma, Inc.*<F3>                                   14,100
    30,000   Biomira, Inc.*<F3>                                         72,300
     2,000   Dendreon Corp.*<F3>                                        21,560
     8,000   Elan Corp. PLC - SP-ADR*<F3>                              218,000
     9,000   Genaera Corp.*<F3>                                         30,780
     1,000   GlycoGenesys, Inc.*<F3>                                     2,200
    35,000   The Immune Response Corp.*<F3>                             56,350
    10,000   Incyte Corp.*<F3>                                          99,900
     5,000   Insmed Inc.*<F3>                                           10,995
     2,803   Nanogen, Inc.*<F3>                                         20,630
     7,800   Orchid Biosciences, Inc.*<F3>                              89,700
    16,000   Peregrine Pharmaceuticals, Inc.*<F3>                       18,720
    21,000   Pharmos Corp.*<F3>                                         29,820
     7,000   PRAECIS Pharmaceuticals Inc.*<F3>                          13,300
     3,000   Protein Design Labs, Inc.*<F3>                             61,980
    11,000   Senetek PLC - SP-ADR*<F3>                                   2,640
     2,000   Sepracor Inc.*<F3>                                        118,740
     3,000   Serologicals Corp.*<F3>                                    66,360
     4,000   StemCells, Inc.*<F3>                                       16,920
     5,000   Transkaryotic Therapies, Inc.*<F3>                        126,950
    16,000   V.I. Technologies, Inc.*<F3>                               10,400
    30,000   Vion Pharmaceuticals, Inc.*<F3>                           140,700
                                                                   -----------
                                                                     1,501,603

             Business Software & Services - 9.6%
    13,000   Akamai Technologies, Inc.*<F3>                            169,390
     6,000   Answerthink Inc.*<F3>                                      27,960
     6,000   Aspen Technology, Inc.*<F3>                                37,260
     5,000   CheckFree Corp.*<F3>                                      190,400
    18,000   Commtouch Software Ltd.*<F3>                                9,180
     7,000   Comverse Technology, Inc.*<F3>                            171,150
     3,000   Digital River, Inc.*<F3>                                  124,830
     6,000   E.piphany, Inc.*<F3>                                       28,980
    24,000   I-many, Inc.*<F3>                                          36,000
    13,000   Manugistics Group, Inc.*<F3>                               37,310
     3,000   Monster Worldwide Inc.*<F3>                               100,920
     3,000   NetIQ Corp.*<F3>                                           36,630
    15,000   OpenTV Corp.*<F3>                                          57,600
     4,000   Radiant Systems, Inc.*<F3>                                 26,040
    63,000   Radview Software Ltd.*<F3>                                 11,655
     1,166   Ramp Corp.*<F3>                                             4,046
    20,000   Sapient Corp.*<F3>                                        158,200
    15,000   SeeBeyond Technology Corp.*<F3>                            53,700
     6,000   Sonic Solutions*<F3>                                      134,640
    35,000   Sonus Networks, Inc.*<F3>                                 200,550
     8,000   TIBCO Software Inc.*<F3>                                  106,720
    29,000   Verso Technologies, Inc.*<F3>                              20,880
    22,000   Viewpoint Corp.*<F3>                                       68,200
     3,000   Viisage Technology, Inc.*<F3>                              27,030
     4,000   webMethods, Inc.*<F3>                                      28,840
                                                                   -----------
                                                                     1,868,111

             Cable TV/Broadcasting - 4.6%
    26,000   Charter Communications, Inc.*<F3>                          58,240
     9,000   Crown Media Holdings, Inc.*<F3>                            77,400
     4,000   Liberty Media Corp.*<F3>                                   43,920
    28,000   Sirius Satellite Radio Inc.*<F3>                          214,200
     3,840   UnitedGlobalCom, Inc.*<F3>                                 37,094
    12,000   XM Satellite Radio Holdings Inc.*<F3>                     451,440
                                                                   -----------
                                                                       882,294

             Chemicals-Specialty - 0.6%
     5,000   W.R. Grace & Co.*<F3>                                      68,050
     8,000   Isonics Corp.*<F3>                                         43,920
                                                                   -----------
                                                                       111,970

             Communication Equipment - 6.5%
    10,000   ANADIGICS, Inc.*<F3>                                       37,500
     7,000   Brocade Communications Systems, Inc.*<F3>                  53,480
    10,000   C-COR Inc.*<F3>                                            93,000
     3,000   CalAmp Corp.*<F3>                                          26,820
    10,000   Concurrent Computer Corp.*<F3>                             28,600
    18,000   Corning Inc.*<F3>                                         211,860
     6,000   Digital Lightwave, Inc.*<F3>                                7,860
    18,000   Eagle Broadband, Inc.*<F3>                                 11,880
     3,000   Endwave Corp.*<F3>                                         52,350
     8,000   L.M. Ericsson Telephone Co. ADR*<F3>                      251,920
    22,000   Finisar Corp.*<F3>                                         50,160
    20,000   Harmonic Inc.*<F3>                                        166,800
     3,000   NETGEAR, Inc.*<F3>                                         54,570
     2,700   Proxim Corp.*<F3>                                          11,043
     4,000   QUALCOMM Inc.                                             169,600
     3,000   REMEC, Inc.*<F3>                                           21,630
     4,000   Terayon Communication Systems, Inc.*<F3>                   10,840
                                                                   -----------
                                                                     1,259,913

             Communications Services - 0.3%
     4,000   Aspect Communications Corp.*<F3>                           44,560
    10,000   Metro One Telecommunications, Inc.*<F3>                    15,900
                                                                   -----------
                                                                        60,460

             Computer Networking - 5.4%
     7,000   Adaptec, Inc.*<F3>                                         53,130
    12,000   BroadVision, Inc.*<F3>                                     33,120
    12,600   Cisco Systems Inc.*<F3>                                   243,180
     3,000   Extreme Networks, Inc.*<F3>                                19,650
    11,000   Foundry Networks, Inc.*<F3>                               144,760
    12,000   Glenayre Technologies, Inc.*<F3>                           26,160
     3,000   Juniper Networks, Inc.*<F3>                                81,570
     9,000   Lantronix, Inc.*<F3>                                        9,090
    25,000   MRV Communications, Inc.*<F3>                              91,750
     7,000   Sierra Wireless, Inc.*<F3>                                123,760
     9,000   Sycamore Networks, Inc.*<F3>                               36,540
     8,000   WebEx Communications, Inc.*<F3>                           190,240
                                                                   -----------
                                                                     1,052,950

             Computer & Peripherals - 2.1%
     5,000   McDATA Corp.*<F3>                                          29,800
     5,000   Network Appliance, Inc.*<F3>                              166,100
     1,350   PalmOne, Inc.*<F3>                                         42,593
     6,000   Quantum Corp.*<F3>                                         15,720
     4,000   Western Digital Corp.*<F3>                                 43,360
    96,000   Xybernaut Corp.*<F3>                                      118,080
                                                                   -----------
                                                                       415,653

             Computer Software & Services - 1.3%
    58,000   Futuremedia PLC - SP-ADR*<F3>                              49,300
     3,000   Lawson Software, Inc.*<F3>                                 20,610
     2,000   Macromedia, Inc.*<F3>                                      62,240
    31,000   Silicon Graphics, Inc.*<F3>                                53,630
     3,000   VA Software Corp.*<F3>                                      7,500
    15,000   Wave Systems Corp.*<F3>                                    17,100
     3,000   Wind River Systems, Inc.*<F3>                              40,650
                                                                   -----------
                                                                       251,030

             Diversified - 1.1%
    15,000   Crown Holdings, Inc.*<F3>                                 206,100

             Drugs - 1.4%
     8,000   Alteon Inc.*<F3>                                           10,480
    17,000   ARIAD Pharmaceuticals, Inc.*<F3>                          126,310
    13,000   Axonyx Inc.*<F3>                                           80,600
     5,000   Geron Corp.*<F3>                                           39,850
    40,000   Questcor Pharmaceuticals, Inc.*<F3>                        21,200
                                                                   -----------
                                                                       278,440

             Electrical Equipment - 0.3%
     9,000   Arotech Corp.*<F3>                                         14,580
     2,000   PerkinElmer, Inc.                                          44,980
                                                                   -----------
                                                                        59,560

             Electronics - 1.5%
     3,000   Agilent Technologies, Inc.*<F3>                            72,300
     3,000   Brightpoint, Inc.*<F3>                                     58,620
    48,000   GigaMedia Ltd.*<F3>                                        86,880
     3,000   Powerwave Technologies, Inc.*<F3>                          25,440
     3,000   Vishay Intertechnology, Inc.*<F3>                          45,060
                                                                   -----------
                                                                       288,300

             Energy - 0.1%
     8,000   Capstone Turbine Corp.*<F3>                                14,640
     3,000   Ivanhoe Energy Inc.*<F3>                                    7,560
                                                                   -----------
                                                                        22,200

             Energy-Services - 0.1%
     5,000   Parker Drilling Co.*<F3>                                   19,650
    15,000   Trico Marine Services, Inc.*<F3>                            2,625
                                                                   -----------
                                                                        22,275

             Entertainment/Media - 1.2%
     2,000   The Walt Disney Co.                                        55,600
     3,000   Gemstar-TV Guide International, Inc.*<F3>                  17,760
     4,000   Lions Gate Entertainment Corp.*<F3>                        42,480
     4,000   Napster Inc.*<F3>                                          37,600
    14,000   WorldGate Communications, Inc.*<F3>                        69,860
                                                                   -----------
                                                                       223,300

             Financial Services - 2.9%
     7,000   Ameritrade Holding Corp.*<F3>                              99,540
    15,000   E*TRADE Financial Corp.*<F3>                              224,250
    26,000   HomeStore, Inc.*<F3>                                       78,780
     6,000   Knight Trading Group, Inc.*<F3>                            65,700
     4,000   Providian Financial Corp.*<F3>                             65,880
     3,000   The Charles Schwab Corp.                                   35,880
                                                                   -----------
                                                                       570,030

             Gold & Silver - 2.3%
     6,000   Bema Gold Corp.*<F3>                                       18,360
     8,000   Cambior Inc.*<F3>                                          21,360
    10,000   Coeur d'Alene Mines Corp.*<F3>                             39,300
    11,000   Golden Star Resources Ltd.*<F3>                            44,110
     3,000   Gold Fields Ltd. SP-ADR                                    37,440
     9,000   Miramar Mining Corp.*<F3>                                  10,350
     8,000   Northgate Minerals Corp.*<F3>                              13,520
    15,000   Pacific Rim Mining Corp.*<F3>                               8,700
     8,000   Pan American Silver Corp.*<F3>                            127,840
     3,000   Silver Standard Resources Inc.*<F3>                        36,264
    29,000   Wheaton River Minerals Ltd.*<F3>                           94,540
                                                                   -----------
                                                                       451,784

             Hotel - 0.1%
    12,000   Wyndham International, Inc.*<F3>                           14,280

             Instruments - 0.2%
     4,000   Input/Output, Inc.*<F3>                                    35,360
    20,000   SmarTire Systems Inc.*<F3>                                    600
     6,000   Transgenomic, Inc.*<F3>                                     6,900
                                                                   -----------
                                                                        42,860

             Insurance - 0.1%
     9,000   SCOR SP-ADR                                                17,010

             Internet Information Providers - 4.1%
     6,000   Ask Jeeves, Inc.*<F3>                                     160,500
    29,000   BackWeb Technologies Ltd.*<F3>                             20,590
     9,000   CNET Networks, Inc.*<F3>                                  101,070
    26,000   Critical Path, Inc.*<F3>                                   38,220
     2,000   InfoSpace, Inc.*<F3>                                       95,100
    37,000   iVillage Inc.*<F3>                                        228,660
     7,000   On2 Technologies, Inc.*<F3>                                 4,410
    32,000   theglobe.com, inc.*<F3>                                    13,440
    48,000   Verticalnet, Inc.*<F3>                                     77,280
     7,000   WebMD Corp.*<F3>                                           57,120
                                                                   -----------
                                                                       796,390

             Internet Service Providers - 0.5%
     7,000   EarthLink, Inc.*<F3>                                       80,640
     6,000   Internap Network Services Corp.*<F3>                        5,580
    12,000   Provo International Inc.*<F3>                               2,040
                                                                   -----------
                                                                        88,260

             Internet Software & Services - 3.6%
    31,000   Art Technology Group, Inc.*<F3>                            46,500
    24,000   CMGI Inc.*<F3>                                             61,200
     1,600   Internet Capital Group, Inc.*<F3>                          14,400
    10,000   IONA Technologies PLC - SP-ADR*<F3>                        50,500
     3,000   IPIX Corp.*<F3>                                            17,400
     6,000   Kana Software, Inc.*<F3>                                   11,340
    15,000   LookSmart, Ltd.*<F3>                                       32,850
    17,000   Loudeye Corp.*<F3>                                         34,850
    10,000   Openwave Systems Inc.*<F3>                                154,600
    41,000   ProsoftTraining*<F3>                                       15,990
     3,000   RealNetworks, Inc.*<F3>                                    19,860
     9,000   Red Hat, Inc.*<F3>                                        120,150
    19,000   Safeguard Scientifics, Inc.*<F3>                           40,280
    12,000   SAFLINK Corp.*<F3>                                         33,240
     5,000   SonicWALL, Inc.*<F3>                                       31,600
     1,250   Teleglobe International Holdings Ltd.*<F3>                  5,125
                                                                   -----------
                                                                       689,885

             Machinery - 0.2%
     4,000   Presstek, Inc.*<F3>                                        38,720

             Medical Services - 0.4%
    10,000   EntreMed, Inc.*<F3>                                        32,400
     7,000   Quidel Corp.*<F3>                                          35,560
                                                                   -----------
                                                                        67,960

             Medical Supplies - 0.4%
     9,000   Aradigm Corp.*<F3>                                         15,570
    29,000   Cardima, Inc.*<F3>                                         14,790
     8,000   Celsion Corp.*<F3>                                          4,560
     9,000   HearUSA, Inc.*<F3>                                         14,850
    17,000   LifePoint, Inc.*<F3>                                        4,930
    10,000   Palatin Technologies, Inc.*<F3>                            26,600
                                                                   -----------
                                                                        81,300

             Metals - 0.3%
     3,000   Metals USA, Inc.*<F3>                                      55,650

             Photography - 0.3%
     3,000   Komag, Inc.*<F3>                                           56,340

             Retail-Specialty - 3.9%
    62,000   Ableauctions.com, Inc.*<F3>                                51,460
     2,000   Best Buy Co., Inc.                                        118,840
    10,000   Bombay Company, Inc.*<F3>                                  55,300
     8,000   Circuit City Stores, Inc.                                 125,120
     8,000   iParty Corp.*<F3>                                           5,280
    13,000   Navarre Corp.*<F3>                                        228,800
     7,000   PC Connection, Inc.*<F3>                                   66,640
     3,000   Pep Boys-Manny, Moe & Jack                                 51,210
    14,000   Rite Aid Corp.*<F3>                                        51,240
                                                                   -----------
                                                                       753,890

             Retail Stores - 0.2%
     2,000   The Gap, Inc.                                              42,240

             Security Software & Services - 3.5%
     4,000   Check Point Software Technologies Ltd.*<F3>                98,520
     4,000   Internet Security Systems, Inc.*<F3>                       93,000
     7,000   McAfee, Inc.*<F3>                                         202,510
     1,122   SafeNet, Inc.*<F3>                                         41,222
     7,000   VeriSign, Inc.*<F3>                                       234,640
    11,000   Vignette Corp.*<F3>                                        15,290
                                                                   -----------
                                                                       685,182

             Semiconductor Capital Spending - 2.5%
     3,000   Applied Materials, Inc.*<F3>                               51,300
    11,000   ASML Holding N.V. - NYS*<F3>                              175,010
    19,000   eMagin Corp.*<F3>                                          22,420
    17,000   ISCO International Inc.*<F3>                                6,120
     4,000   Kulicke and Soffa Industries, Inc.*<F3>                    34,480
    10,000   Semitool, Inc.*<F3>                                        92,800
     4,000   Teradyne, Inc.*<F3>                                        68,280
    24,000   TranSwitch Corp.*<F3>                                      36,960
                                                                   -----------
                                                                       487,370

             Semiconductors - 13.7%
     7,000   Alliance Semiconductor Corp.*<F3>                          25,900
     3,000   Altera Corp.*<F3>                                          62,100
     3,000   Amkor Technology, Inc.*<F3>                                20,040
     2,000   Applied Micro Circuits Corp.*<F3>                           8,420
    27,000   Atmel Corp.*<F3>                                          105,840
     4,000   Broadcom Corp.*<F3>                                       129,120
    10,000   Cirrus Logic, Inc.*<F3>                                    55,100
    30,000   Conexant Systems, Inc.*<F3>                                59,700
    10,000   Cypress Semiconductor Corp.*<F3>                          117,300
     6,000   EMCORE Corp.*<F3>                                          20,940
     4,000   Flextronics International Ltd.*<F3>                        55,280
     5,000   Integrated Device Technology, Inc.*<F3>                    57,800
    10,200   Intel Corp.                                               238,578
     4,000   Lam Research Corp.*<F3>                                   115,640
    14,000   Mattson Technology, Inc.*<F3>                             157,640
     9,666   Mindspeed Technologies Inc.*<F3>                           26,872
    10,000   MIPS Technologies, Inc.*<F3>                               98,500
     3,000   NVIDIA Corp.*<F3>                                          70,680
     8,000   Pixelworks, Inc.*<F3>                                      90,720
    12,000   PLX Technology, Inc.*<F3>                                 124,800
    18,000   PMC-Sierra, Inc.*<F3>                                     202,500
    10,000   Rambus Inc.*<F3>                                          230,000
     3,000   RF Micro Devices, Inc.*<F3>                                20,520
    10,000   Sanmina-SCI Corp.*<F3>                                     84,700
     2,000   Silicon Storage Technology, Inc.*<F3>                      11,900
     3,000   SIPEX Corp.*<F3>                                           14,040
    18,000   Solectron Corp.*<F3>                                       95,940
    10,000   Texas Instruments Inc.                                    246,200
    10,000   TriQuint Semiconductor, Inc.*<F3>                          44,500
    18,000   Vitesse Semiconductor Corp.*<F3>                           63,540
                                                                   -----------
                                                                     2,654,810

             Services - 0.5%
    17,000   Envoy Communications Group Inc.*<F3>                       10,370
    10,000   EVCI Career Colleges Holding Corp.*<F3>                    95,600
                                                                   -----------
                                                                       105,970

             System Software - 0.8%
    26,000   Insignia Solutions, Inc. ADR*<F3>                          22,620
    21,000   Parametric Technology Corp.*<F3>                          123,690
                                                                   -----------
                                                                       146,310

             Telecommunication Services - 0.2%
    10,000   Qwest Communications International Inc.*<F3>               44,400

             Telecommunications - 3.7%
    19,000   ADC Telecommunications, Inc.*<F3>                          50,920
     6,000   Agere Systems Inc.*<F3>                                     8,220
    14,000   Avaya Inc.*<F3>                                           240,800
     8,000   CIENA Corp.*<F3>                                           26,720
    40,000   DSL.net, Inc.*<F3>                                          8,800
     5,000   Level 3 Communications, Inc.*<F3>                          16,950
    34,000   Lucent Technologies Inc.*<F3>                             127,840
    25,000   McLeodUSA Inc.*<F3>                                        18,000
    36,000   Nortel Networks Corp.*<F3>                                125,640
     5,000   Qiao Xing Universal Telephone, Inc.*<F3>                   42,750
     7,000   Tellabs, Inc.*<F3>                                         60,130
                                                                   -----------
                                                                       726,770

             Telephone Services - 0.3%
     7,000   Primus Telecommunications Group, Inc.*<F3>                 22,260
     6,000   Time Warner Telecom Inc.*<F3>                              26,160
                                                                   -----------
                                                                        48,420

             Utilities - 0.1%
    28,000   Beacon Power Corp.*<F3>                                    25,760

             Wireless Communication - 8.8%
    14,000   FiberNet Telecom Group, Inc.*<F3>                          12,320
       938   Freescale Semiconductor Inc. Cl B*<F3>                     17,222
     1,100   GoAmerica, Inc.*<F3>                                       10,824
     8,500   Motorola, Inc.                                            146,200
     7,000   Nextel Communications, Inc.*<F3>                          210,000
     3,000   Nextel Partners, Inc.*<F3>                                 58,620
     7,000   Research In Motion Ltd.*<F3>                              576,940
     6,000   Sprint Corp. (FON Group)                                  149,100
    13,000   Telesystem International Wireless Inc.*<F3>               145,470
    15,000   UbiquiTel Inc.*<F3>                                       106,800
     9,000   Western Wireless Corp.*<F3>                               263,700
                                                                   -----------
                                                                     1,697,196
                                                                   -----------
                  Total common stocks
                    (cost $12,782,648)                              19,312,069
                                                                   -----------
                  Total long-term investments                       19,312,069
                    (cost $12,782,648)

SHORT-TERM INVESTMENTS - 0.0% (A)<F4>
             Variable Rate Demand Note 0.0%
      $214   U.S. Bank, N.A., 2.17%                                        214
                                                                   -----------
                  Total short-term investments                             214
                    (cost $214)

                  Total Investments
                    (cost $12,782,862) -- 99.6%                     19,312,283

                  Cash and receivables, less
                    liabilities 0.4% (A)<F4>                            72,473
                                                                   -----------
                  TOTAL NET ASSESTS - 100.0%                       $19,384,756
                                                                   -----------
                                                                   -----------

  *<F3>   Non-income producing security.
(A)<F4> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt
N.V. - Netherlands Antilles Limited Liability Corporation
NYS - New York Registered Shares

                                 REYNOLDS FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004
                                  (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                               VALUE
--------------------------                                               -----
LONG-TERM INVESTMENTS - 137.0% (A)<F6>
COMMON STOCKS - 136.2% (A)<F6>

             Advertising - 1.4%
    10,000   DoubleClick Inc.*<F5>                                 $    77,800
    36,000   ValueClick, Inc.*<F5>                                     479,880
                                                                   -----------
                                                                       557,680

             Airlines/Aerospace - 0.1%
     3,500   The Fairchild Corp.*<F5>                                   12,915
     3,000   MAIR Holdings, Inc.*<F5>                                   27,600
                                                                   -----------
                                                                        40,515

             Apparel - 0.1%
     5,000   Candie's, Inc.*<F5>                                        27,000

             Application Software - 2.3%
   100,000   Commerce One, Inc.*<F5>                                    17,000
        29   Computer Associates International, Inc.                       901
    10,000   Compuware Corp.*<F5>                                       64,700
    22,000   Corio, Inc.*<F5>                                           42,460
    12,550   EMC Corp. (Mass.)*<F5>                                    186,619
     3,000   Evans & Sutherland Computer Corp.*<F5>                     20,910
    33,000   Novell, Inc.*<F5>                                         222,750
     2,000   SAP AG SP-ADR                                              88,420
     6,000   ScanSoft, Inc.*<F5>                                        25,140
     9,000   Siebel Systems, Inc.*<F5>                                  94,500
     5,000   VERITAS Software Corp.*<F5>                               142,750
                                                                   -----------
                                                                       906,150

             Biotechnology - 7.9%
   103,000   Aastrom Biosciences, Inc.*<F5>                            146,260
     4,000   Abgenix, Inc.*<F5>                                         41,360
    29,000   Altair Nanotechnologies, Inc.*<F5>                         78,587
    47,000   AVANIR Pharmaceuticals*<F5>                               160,270
    41,000   AVANT Immunotherapeutics, Inc.*<F5>                        82,410
    11,000   AVI BioPharma, Inc.*<F5>                                   25,850
    58,000   Biomira, Inc.*<F5>                                        139,780
     3,000   Crucell N.V. ADR*<F5>                                      41,250
    11,000   Elan Corp. PLC - SP-ADR*<F5>                              299,750
     6,000   Encysive Pharmaceuticals Inc.*<F5>                         59,580
     3,000   Enzon Pharmaceuticals, Inc.*<F5>                           41,160
    35,000   Genaera Corp.*<F5>                                        119,700
    54,000   Genesis Bioventures, Inc.*<F5>                             12,420
     5,167   GlycoGenesys, Inc.*<F5>                                    11,368
    49,000   The Immune Response Corp.*<F5>                             78,890
    46,000   Incyte Corp.*<F5>                                         459,540
     2,000   Ligand Pharmaceuticals Inc. Cl B*<F5>                      23,280
     3,000   Millennium Pharmaceuticals, Inc.*<F5>                      36,360
     4,673   Nanogen, Inc.*<F5>                                         34,393
    16,800   Orchid Biosciences, Inc.*<F5>                             193,200
    42,000   Peregrine Pharmaceuticals, Inc.*<F5>                       49,140
    33,000   Pharmos Corp.*<F5>                                         46,860
    19,000   PRAECIS Pharmaceuticals Inc.*<F5>                          36,100
     5,000   Protein Design Labs, Inc.*<F5>                            103,300
     5,000   Serologicals Corp.*<F5>                                   110,600
    12,000   StemCells, Inc.*<F5>                                       50,760
     9,000   Transkaryotic Therapies, Inc.*<F5>                        228,510
    41,000   V.I. Technologies, Inc.*<F5>                               26,650
    85,000   Vion Pharmaceuticals, Inc.*<F5>                           398,650
                                                                   -----------
                                                                     3,135,978

             Business Software & Services - 12.5%
    17,000   Akamai Technologies, Inc.*<F5>                            221,510
    15,000   Answerthink Inc.*<F5>                                      69,900
    19,000   Aspen Technology, Inc.*<F5>                               117,990
     9,000   BEA Systems, Inc.*<F5>                                     79,740
     6,000   Comverse Technology, Inc.*<F5>                            146,700
     3,000   Copart, Inc.*<F5>                                          78,960
    15,000   CyberSource Corp.*<F5>                                    107,250
    15,000   DynTek Inc.*<F5>                                            8,700
    30,000   E.piphany, Inc.*<F5>                                      144,900
     3,000   Electronic Clearing House, Inc.*<F5>                       26,940
     5,000   Embarcadero Technologies, Inc.*<F5>                        47,050
   155,000   I-many, Inc.*<F5>                                         232,500
     3,000   Kforce Inc.*<F5>                                           33,300
    64,000   Manugistics Group, Inc.*<F5>                              183,680
     2,000   Monster Worldwide Inc.*<F5>                                67,280
     3,000   NetIQ Corp.*<F5>                                           36,630
    58,466   OpenTV Corp.*<F5>                                         224,509
     5,000   Quest Software, Inc.*<F5>                                  79,750
    33,000   Radiant Systems, Inc.*<F5>                                214,830
    14,000   RadiSys Corp.*<F5>                                        273,700
    57,000   Sapient Corp.*<F5>                                        450,870
    43,000   SeeBeyond Technology Corp.*<F5>                           153,940
     9,000   Sonic Solutions*<F5>                                      201,960
    65,000   Sonus Networks, Inc.*<F5>                                 372,450
     4,740   STATS ChipPAC Ltd. ADR*<F5>                                29,009
    65,000   TIBCO Software Inc.*<F5>                                  867,100
    24,000   Verso Technologies, Inc.*<F5>                              17,280
    53,000   Viewpoint Corp.*<F5>                                      164,300
     6,000   Viisage Technology, Inc.*<F5>                              54,060
    36,467   Visual Data Corp.*<F5>                                     63,453
    21,000   webMethods, Inc.*<F5>                                     151,410
                                                                   -----------
                                                                     4,921,651

             Cable TV/Broadcasting - 4.9%
    69,000   Charter Communications, Inc.*<F5>                         154,560
     9,000   Crown Media Holdings, Inc.*<F5>                            77,400
     3,000   Liberty Media Corp.*<F5>                                   32,940
    70,000   Sirius Satellite Radio Inc.*<F5>                          535,500
    23,000   TiVo Inc.*<F5>                                            135,010
    46,640   UnitedGlobalCom, Inc.*<F5>                                450,542
    14,500   XM Satellite Radio Holdings Inc.*<F5>                     545,490
                                                                   -----------
                                                                     1,931,442

             Chemicals-Specialty - 0.8%
    19,000   Isonics Corp.*<F5>                                        104,310
     7,000   KFx Inc.*<F5>                                             101,640
     5,000   Mace Security International, Inc.*<F5>                     24,000
    10,000   Star Scientific, Inc.*<F5>                                 50,850
     4,000   Terra Industries Inc.*<F5>                                 35,520
                                                                   -----------
                                                                       316,320

             Communication Equipment - 12.0%
    20,000   8x8, Inc.*<F5>                                             81,400
     2,000   American Tower Corp.*<F5>                                  36,800
    70,000   ANADIGICS, Inc.*<F5>                                      262,500
     6,000   Andrew Corp.*<F5>                                          81,780
    19,000   Brocade Communications Systems, Inc.*<F5>                 145,160
    49,000   C-COR Inc.*<F5>                                           455,700
     5,000   CalAmp Corp.*<F5>                                          44,700
    58,000   Concurrent Computer Corp.*<F5>                            165,880
    29,000   Corning Inc.*<F5>                                         341,330
   100,000   Digital Lightwave, Inc.*<F5>                              131,000
   112,000   Eagle Broadband, Inc.*<F5>                                 73,920
    11,000   Endwave Corp.*<F5>                                        191,950
     3,000   L.M. Ericsson Telephone Co. ADR*<F5>                       94,470
    78,000   Finisar Corp.*<F5>                                        177,840
    60,000   FOCUS Enhancements, Inc.*<F5>                              68,400
     3,000   Globecomm Systems Inc.*<F5>                                19,080
    77,000   Harmonic Inc.*<F5>                                        642,180
    34,000   JDS Uniphase Corp.*<F5>                                   107,780
     6,000   NETGEAR, Inc.*<F5>                                        109,140
    26,000   Network Equipment Technologies, Inc.*<F5>                 255,320
     3,000   NMS Communications Corp.*<F5>                              18,930
    23,000   Plexus Corp.*<F5>                                         299,230
     7,000   Polycom, Inc.*<F5>                                        163,240
    13,100   Proxim Corp.*<F5>                                          53,579
     2,000   QUALCOMM Inc.                                              84,800
    21,000   REMEC, Inc.*<F5>                                          151,410
    11,000   RF Monolithics, Inc.*<F5>                                  91,850
     1,000   Seagate Technology                                         17,270
     6,000   Spectrum Signal Processing Inc.*<F5>                       15,234
    48,000   Superconductor Technologies Inc.*<F5>                      66,720
    44,000   Terayon Communication Systems, Inc.*<F5>                  119,240
     4,000   Visual Networks, Inc.*<F5>                                 13,920
    58,700   Zhone Technologies, Inc.*<F5>                             152,033
                                                                   -----------
                                                                     4,733,786

             Communication Services - 0.7%
    11,000   Aspect Communications Corp.*<F5>                          122,540
     5,000   Crown Castle International Corp.*<F5>                      83,200
     2,000   Global Crossing Ltd.*<F5>                                  36,282
    30,000   Metro One Telecommunications, Inc.*<F5>                    47,700
                                                                   -----------
                                                                       289,722

             Computer Networking - 6.3%
    17,000   3Com Corp.*<F5>                                            70,890
    28,000   Adaptec, Inc.*<F5>                                        212,520
    35,000   BroadVision, Inc.*<F5>                                     96,600
    14,000   Broadwing Corp.*<F5>                                      127,540
    18,000   CIBER, Inc.*<F5>                                          173,520
     5,000   Citrix Systems, Inc.*<F5>                                 122,650
    29,000   Computer Network Technology Corp.*<F5>                    205,900
     6,000   Enterasys Networks, Inc.*<F5>                              10,800
    34,000   Extreme Networks, Inc.*<F5>                               222,700
    13,000   Foundry Networks, Inc.*<F5>                               171,080
    45,000   Glenayre Technologies, Inc.*<F5>                           98,100
     5,000   Juniper Networks, Inc.*<F5>                               135,950
    10,000   Lantronix, Inc.*<F5>                                       10,100
    47,000   MRV Communications, Inc.*<F5>                             172,490
    13,000   Sierra Wireless, Inc.*<F5>                                229,840
    21,200   Socket Communications, Inc.*<F5>                           42,188
    11,000   Sycamore Networks, Inc.*<F5>                               44,660
    14,000   WebEx Communications, Inc.*<F5>                           332,920
                                                                   -----------
                                                                     2,480,448

             Computer & Peripherals - 3.4%
    20,000   Authentidate Holding Corp.*<F5>                           123,800
     3,000   Creative Technology Ltd.                                   44,910
    10,000   Gateway, Inc.*<F5>                                         60,100
     4,000   Immersion Corp.*<F5>                                       29,160
    12,000   McDATA Corp.*<F5>                                          71,520
    10,000   Network Appliance, Inc.*<F5>                              332,200
     6,710   PalmOne, Inc.*<F5>                                        211,701
    28,000   Quantum Corp.*<F5>                                         73,360
     7,000   SimpleTech, Inc.*<F5>                                      32,200
     5,000   Sun Microsystems, Inc.*<F5>                                26,900
     9,000   Symbol Technologies, Inc.                                 155,700
     8,000   Western Digital Corp.*<F5>                                 86,720
    84,000   Xybernaut Corp.*<F5>                                      103,320
                                                                   -----------
                                                                     1,351,591

             Computer Software & Services - 3.4%
     5,000   Activision, Inc.*<F5>                                     100,900
    11,000   Borland Software Corp.*<F5>                               128,480
   208,000   Futuremedia PLC - SP-ADR*<F5>                             176,800
     3,000   Interwoven, Inc.*<F5>                                      32,640
    20,000   Lawson Software, Inc.*<F5>                                137,400
   120,000   Silicon Graphics, Inc.*<F5>                               207,600
    42,000   VA Software Corp.*<F5>                                    105,000
     7,000   Wave Systems Corp.*<F5>                                     7,980
    34,000   Wind River Systems, Inc.*<F5>                             460,700
                                                                   -----------
                                                                     1,357,500

             Diversified - 0.9%
    25,000   Crown Holdings, Inc.*<F5>                                 343,500

             Drugs - 2.3%
     3,000   Alexion Pharmaceuticals, Inc.*<F5>                         75,600
     6,000   Allos Therapeutics Inc.*<F5>                               14,400
    99,000   Alteon Inc.*<F5>                                          129,690
    35,000   ARIAD Pharmaceuticals, Inc.*<F5>                          260,050
     3,000   Axonyx Inc.*<F5>                                           18,600
     4,000   BioMarin Pharmaceutical Inc.*<F5>                          25,560
     5,000   Cellegy Pharmaceuticals, Inc.*<F5>                         14,345
     2,000   CYTOGEN Corp.*<F5>                                         23,040
    18,000   DOR BioPharma, Inc.*<F5>                                   11,520
    12,000   Geron Corp.*<F5>                                           95,640
    30,000   InSite Vision Inc.*<F5>                                    26,400
     2,000   Noven Pharmaceuticals, Inc.*<F5>                           34,120
     2,000   Nutraceutical International Corp.*<F5>                     30,820
     3,000   Pharmacyclics, Inc.*<F5>                                   31,410
    68,000   Questcor Pharmaceuticals, Inc.*<F5>                        36,040
     3,000   Reliv' International, Inc.                                 26,805
     3,000   Santarus Inc.*<F5>                                         27,180
     3,000   Sirna Therapeutics, Inc.*<F5>                               9,480
     3,000   SONUS Pharmaceuticals, Inc.*<F5>                           10,560
                                                                   -----------
                                                                       901,260

             Electrical Equipment - 0.6%
    80,000   Arotech Corp.*<F5>                                        129,600
     8,000   FuelCell Energy, Inc.*<F5>                                 79,200
     3,000   GrafTech International Ltd.*<F5>                           28,380
                                                                   -----------
                                                                       237,180

             Electronics - 2.3%
    69,000   Alanco Technologies, Inc.*<F5>                             67,620
    15,000   Artesyn Technologies, Inc.*<F5>                           169,500
     4,000   Evergreen Solar, Inc.*<F5>                                 17,480
    40,000   GigaMedia Ltd.*<F5>                                        72,400
    18,000   Micrel, Inc.*<F5>                                         198,360
    28,000   Powerwave Technologies, Inc.*<F5>                         237,440
    13,000   SRS Labs, Inc.*<F5>                                        81,263
     3,000   Vishay Intertechnology, Inc.*<F5>                          45,060
                                                                   -----------
                                                                       889,123

             Energy - 1.1%
    10,000   Abraxas Petroleum Corp.*<F5>                               23,200
    25,000   Calpine Corp.*<F5>                                         98,500
    55,000   Capstone Turbine Corp.*<F5>                               100,650
     7,000   Dynegy Inc.*<F5>                                           32,340
    60,000   Harken Energy Corp.*<F5>                                   31,200
    13,000   Ivanhoe Energy Inc.*<F5>                                   32,760
     3,000   Petrohawk Energy Corp.*<F5>                                25,680
    18,000   TransGlobe Energy Corp.*<F5>                               92,160
                                                                   -----------
                                                                       436,490

             Energy-Services - 0.7%
    10,000   Boots & Coots International Well Control*<F5>               9,100
     3,000   Global Industries, Ltd.*<F5>                               24,870
    42,000   Parker Drilling Co.*<F5>                                  165,060
    20,000   Trico Marine Services, Inc.*<F5>                            3,500
     4,000   Veritas DGC Inc.*<F5>                                      89,640
                                                                   -----------
                                                                       292,170

             Entertainment/Media - 2.5%
     3,000   Entravision Communications Corp.*<F5>                      25,050
     7,000   Gemstar-TV Guide International, Inc.*<F5>                  41,440
    27,000   Lions Gate Entertainment Corp.*<F5>                       286,740
     3,000   Magna Entertainment Corp.*<F5>                             18,060
     5,000   Midway Games Inc.*<F5>                                     52,500
    12,000   Napster Inc.*<F5>                                         112,800
    90,000   WorldGate Communications, Inc.*<F5>                       449,100
                                                                   -----------
                                                                       985,690

             Financial Services - 2.9%
    17,000   Ameritrade Holding Corp.*<F5>                             241,740
    15,000   E*TRADE Financial Corp.*<F5>                              224,250
    50,000   HomeStore, Inc.*<F5>                                      151,500
    20,000   Knight Trading Group, Inc.*<F5>                           219,000
    10,000   NetBank, Inc.                                             104,100
    10,000   Providian Financial Corp.*<F5>                            164,700
     3,000   The Charles Schwab Corp.                                   35,880
                                                                   -----------
                                                                     1,141,170

             Foods - 0.1%
     6,000   Rica Foods, Inc.*<F5>                                      31,140

             Gold & Silver - 4.3%
    51,000   Bema Gold Corp.*<F5>                                      156,060
    40,000   Cambior Inc.*<F5>                                         106,800
    31,000   Canyon Resources Corp.*<F5>                                39,680
    32,000   Coeur d'Alene Mines Corp.*<F5>                            125,760
    15,000   Crystallex International Corp.*<F5>                        53,850
    10,000   Eldorado Gold Corp.*<F5>                                   29,500
     4,000   Gold Fields Ltd. SP-ADR                                    49,920
    13,000   Golden Star Resources Ltd.*<F5>                            52,130
    13,000   Kinross Gold Corp.*<F5>                                    91,520
    80,000   Northgate Minerals Corp.*<F5>                             135,200
    23,000   Pan American Silver Corp.*<F5>                            367,540
     9,000   Silver Standard Resources Inc.*<F5>                       108,792
   120,000   Wheaton River Minerals Ltd.*<F5>                          391,200
                                                                   -----------
                                                                     1,707,952

             Hotel - 0.4%
   139,000   Wyndham International, Inc.*<F5>                          165,410

             Household Products - 0.3%
     6,000   Applica Inc.*<F5>                                          36,300
    14,000   Revlon, Inc.*<F5>                                          32,200
     3,000   Royal Group Technologies Ltd.*<F5>                         31,410
                                                                   -----------
                                                                        99,910

             Instruments - 0.9%
    50,000   American Bio Medica Corp.*<F5>                             54,000
     5,000   Clinical Data, Inc.                                        66,200
     8,280   Diomed Holdings, Inc.*<F5>                                 35,770
     7,000   Input/Output, Inc.*<F5>                                    61,880
    28,000   Therma-Wave Inc.*<F5>                                      96,880
    33,000   Transgenomic, Inc.*<F5>                                    37,950
                                                                   -----------
                                                                       352,680

             Insurance - 0.3%
     7,000   Danielson Holding Corp.*<F5>                               59,150
    35,000   SCOR SP-ADR                                                66,150
                                                                   -----------
                                                                       125,300

             Internet - 0.2%
     3,000   Jupitermedia Corp.*<F5>                                    71,340
     6,800   Virologic, Inc.*<F5>                                       18,972
     6,800   Virologic, Inc. CVR*<F5>                                    1,564
                                                                   -----------
                                                                        91,876

             Internet Information Providers - 5.0%
     3,000   Ask Jeeves, Inc.*<F5>                                      80,250
    20,000   Autobytel Inc.*<F5>                                       120,800
    55,000   BackWeb Technologies Ltd.*<F5>                             39,050
    25,320   chinadotcom corp.*<F5>                                    116,725
    30,000   CNET Networks, Inc.*<F5>                                  336,900
    98,000   Critical Path, Inc.*<F5>                                  144,060
     3,000   InfoSpace, Inc.*<F5>                                      142,650
    55,000   iVillage Inc.*<F5>                                        339,900
     3,000   Sohu.com Inc.*<F5>                                         53,130
     5,000   Terra Networks, S.A. SP-ADR                                18,755
    63,000   theglobe.com, inc.*<F5>                                    26,460
   111,000   Verticalnet, Inc.*<F5>                                    178,710
    31,000   WebMD Corp.*<F5>                                          252,960
     3,000   Yahoo! Inc.*<F5>                                          113,040
                                                                   -----------
                                                                     1,963,390

             Internet Service Providers - 1.5%
     3,000   Corillian Corp.*<F5>                                       14,760
    24,000   EarthLink, Inc.*<F5>                                      276,480
   120,000   Internap Network Services Corp.*<F5>                      111,600
     4,000   RAE Systems Inc.*<F5>                                      29,200
     9,000   SAVVIS Communications Corp.*<F5>                           10,440
     5,000   SINA Corp.*<F5>                                           160,300
                                                                   -----------
                                                                       602,780

             Internet Software & Services - 8.5%
    12,400   24/7 Real Media, Inc.*<F5>                                 53,692
    20,500   Ariba, Inc.*<F5>                                          340,300
    80,000   Art Technology Group, Inc.*<F5>                           120,000
   111,000   CMGI Inc.*<F5>                                            283,050
    13,000   Digitas Inc.*<F5>                                         124,150
     3,000   Instinet Group Inc.*<F5>                                   18,090
     5,350   Internet Capital Group, Inc.*<F5>                          48,150
    10,000   IONA Technologies PLC - SP-ADR*<F5>                        50,500
     4,000   IPIX Corp.*<F5>                                            23,200
    27,000   Kana Software, Inc.*<F5>                                   51,030
    80,000   LookSmart, Ltd.*<F5>                                      175,200
    99,000   Loudeye Corp.*<F5>                                        202,950
    13,000   NIC Inc.*<F5>                                              66,040
    30,333   Openwave Systems Inc.*<F5>                                468,948
     4,000   Opsware, Inc.*<F5>                                         29,360
   148,000   ProsoftTraining*<F5>                                       57,720
    14,000   RealNetworks, Inc.*<F5>                                    92,680
    22,000   Red Hat, Inc.*<F5>                                        293,700
     7,000   Redback Networks Inc.*<F5>                                 37,520
    11,000   Retek Inc.*<F5>                                            67,650
    93,000   Safeguard Scientifics, Inc.*<F5>                          197,160
     8,000   SkyTerra Communications, Inc.*<F5>                        214,000
    29,000   SonicWALL, Inc.*<F5>                                      183,280
     4,000   Teleglobe International Holdings Ltd.*<F5>                 16,400
    28,000   Youbet.com, Inc.*<F5>                                     141,680
                                                                   -----------
                                                                     3,356,450

             Machinery - 0.1%
     6,000   Presstek, Inc.*<F5>                                        58,080

             Medical Services - 0.6%
    26,000   Delcath Systems Inc.*<F5>                                  77,740
     2,000   Eclipsys Corp.*<F5>                                        40,860
    13,000   EntreMed, Inc.*<F5>                                        42,120
    20,000   Genaissance Pharmaceuticals, Inc.*<F5>                     42,600
     4,000   Quidel Corp.*<F5>                                          20,320
                                                                   -----------
                                                                       223,640

             Medical Supplies - 1.4%
    40,000   Aradigm Corp.*<F5>                                         69,200
    77,000   Celsion Corp.*<F5>                                         43,890
     3,000   Cytyc Corp.*<F5>                                           82,710
     4,000   Endologix, Inc.*<F5>                                       27,320
    57,000   HearUSA, Inc.*<F5>                                         94,050
    53,000   LifePoint, Inc.*<F5>                                       15,370
     7,000   Orthovita, Inc.*<F5>                                       29,330
    15,000   Palatin Technologies, Inc.*<F5>                            39,900
     7,000   QLT Inc.*<F5>                                             112,560
     3,000   Sonic Innovations, Inc.*<F5>                               12,510
    26,000   Vasomedical, Inc.*<F5>                                     24,180
                                                                   -----------
                                                                       551,020

             Metals - 0.5%
     6,000   North American Palladium Ltd.*<F5>                         49,020
     6,000   NS Group, Inc.*<F5>                                       166,800
                                                                   -----------
                                                                       215,820

             Office Equipment & Supplies - 0.3%
     8,000   Xerox Corp.*<F5>                                          136,080

             Photography - 0.8%
    10,000   Komag, Inc.*<F5>                                          187,800
     9,000   Lexar Media, Inc.*<F5>                                     70,560
    12,000   Pinnacle Systems, Inc.*<F5>                                73,200
                                                                   -----------
                                                                       331,560

             Restaurants - 0.3%
    16,000   Luby's, Inc.*<F5>                                         120,000

             Retail-Specialty - 2.7%
   129,000   Ableauctions.com, Inc.*<F5>                               107,070
    22,000   Bombay Company, Inc.*<F5>                                 121,660
    27,000   Charming Shoppes, Inc.*<F5>                               252,990
     5,000   Circuit City Stores, Inc.                                  78,200
    15,000   Navarre Corp.*<F5>                                        264,000
     9,000   PC Connection, Inc.*<F5>                                   85,680
    24,000   Rite Aid Corp.*<F5>                                        87,840
     3,000   Stein Mart, Inc.*<F5>                                      51,180
     4,000   Wilsons The Leather Experts Inc.*<F5>                      15,600
                                                                   -----------
                                                                     1,064,220

             Security Software & Services - 5.3%
     3,000   Aladdin Knowledge Systems*<F5>                             74,250
     5,000   Check Point Software Technologies Ltd.*<F5>               123,150
     8,000   Internet Security Systems, Inc.*<F5>                      186,000
    13,000   McAfee, Inc.*<F5>                                         376,090
    17,000   RSA Security Inc.*<F5>                                    341,020
     9,350   SafeNet, Inc.*<F5>                                        343,519
    10,000   Secure Computing Corp.*<F5>                                99,800
     7,000   VASCO Data Security International, Inc.*<F5>               46,340
    11,000   VeriSign, Inc.*<F5>                                       368,720
    96,000   Vignette Corp.*<F5>                                       133,440
                                                                   -----------
                                                                     2,092,329

             Semiconductor Capital Spending - 3.5%
     5,000   ASML Holding N.V. - NYS*<F5>                               79,550
    28,000   Asyst Technologies, Inc.*<F5>                             142,520
     4,000   Electroglas, Inc.*<F5>                                     19,000
    44,000   eMagin Corp.*<F5>                                          51,920
    23,000   Genus, Inc.*<F5>                                           44,160
   102,000   ISCO International Inc.*<F5>                               36,720
     3,000   Ixia*<F5>                                                  50,430
    25,000   Kulicke and Soffa Industries, Inc.*<F5>                   215,500
    11,000   LTX Corp.*<F5>                                             84,590
    22,000   Semitool, Inc.*<F5>                                       204,160
     6,000   Tegal Corp.*<F5>                                            9,780
    12,000   Teradyne, Inc.*<F5>                                       204,840
   153,000   TranSwitch Corp.*<F5>                                     235,620
                                                                   -----------
                                                                     1,378,790

             Semiconductors - 16.4%
     6,000   Alliance Semiconductor Corp.*<F5>                          22,200
    46,000   Applied Micro Circuits Corp.*<F5>                         193,660
     7,000   ATI Technologies Inc.*<F5>                                135,730
    41,000   Atmel Corp.*<F5>                                          160,720
    45,000   Avanex Corp.*<F5>                                         148,950
     4,000   Broadcom Corp.*<F5>                                       129,120
    18,000   Cirrus Logic, Inc.*<F5>                                    99,180
   113,336   Conexant Systems, Inc.*<F5>                               225,539
     1,000   Cree, Inc.*<F5>                                            40,080
    10,000   Cypress Semiconductor Corp.*<F5>                          117,300
    18,000   EMCORE Corp.*<F5>                                          62,820
    17,000   ESS Technology, Inc.*<F5>                                 120,870
    12,000   Integrated Device Technology, Inc.*<F5>                   138,720
    15,000   Lattice Semiconductor Corp.*<F5>                           85,500
    30,000   LSI Logic Corp.*<F5>                                      164,400
    50,000   Mattson Technology, Inc.*<F5>                             563,000
     5,000   MEMC Electronic Materials, Inc.*<F5>                       66,250
     5,000   Micron Technology, Inc.*<F5>                               61,750
    63,666   Mindspeed Technologies Inc.*<F5>                          176,991
    16,000   MIPS Technologies, Inc.*<F5>                              157,600
     3,000   Monolithic System Technology, Inc.*<F5>                    18,690
     4,000   Multi-Fineline Electronix, Inc.*<F5>                       72,960
     6,000   NVIDIA Corp.*<F5>                                         141,360
    20,000   ON Semiconductor Corp.*<F5>                                90,800
    70,000   Oplink Communications, Inc.*<F5>                          137,900
    16,000   Pixelworks, Inc.*<F5>                                     181,440
    25,000   PLX Technology, Inc.*<F5>                                 260,000
    35,000   PMC-Sierra, Inc.*<F5>                                     393,750
     2,000   QLogic Corp.*<F5>                                          73,460
     4,000   Rambus Inc.*<F5>                                           92,000
    33,000   RF Micro Devices, Inc.*<F5>                               225,720
    25,000   Sanmina-SCI Corp.*<F5>                                    211,750
    19,000   Silicon Storage Technology, Inc.*<F5>                     113,050
    43,000   SIPEX Corp.*<F5>                                          201,240
    18,000   Skyworks Solutions, Inc.*<F5>                             169,740
    46,000   Solectron Corp.*<F5>                                      245,180
     3,000   Texas Instruments Inc.                                     73,860
     7,000   Transmeta Corp.*<F5>                                       11,410
    15,000   Tripath Technology Inc.*<F5>                               18,750
    62,000   TriQuint Semiconductor, Inc.*<F5>                         275,900
    19,321   United Microelectronics Corp. SP-ADR*<F5>                  68,203
    98,000   Vitesse Semiconductor Corp.*<F5>                          345,940
     6,000   Xilinx, Inc.                                              177,900
                                                                   -----------
                                                                     6,471,383

             Services - 1.6%
     5,000   Acacia Research-CombiMatrix (Tracking Stock)*<F5>          19,850
   102,000   Envoy Communications Group Inc.*<F5>                       62,220
    37,000   EVCI Career Colleges Holding Corp.*<F5>                   353,720
    20,000   Home Solutions of America, Inc.*<F5>                       31,400
     2,000   Layne Christensen Co.*<F5>                                 36,300
     4,000   The Management Network Group, Inc.*<F5>                     9,400
     4,000   Stewart Enterprises, Inc.*<F5>                             27,960
    25,000   Velocity Express Corp.*<F5>                                 7,000
     5,000   Ventiv Health, Inc.*<F5>                                  101,600
                                                                   -----------
                                                                       649,450

             System Software - 0.7%
    15,000   Evolving Systems, Inc.*<F5>                                67,350
    44,000   Insignia Solutions, Inc. ADR*<F5>                          38,280
    27,000   Parametric Technology Corp.*<F5>                          159,030
                                                                   -----------
                                                                       264,660

             Telecommunication Services - 0.2%
    15,000   Qwest Communications International Inc.*<F5>               66,600

             Telecommunications - 3.8%
    96,000   ADC Telecommunications, Inc.*<F5>                         257,280
   114,000   Agere Systems Inc.*<F5>                                   156,180
     5,000   Avaya Inc.*<F5>                                            86,000
    27,000   CIENA Corp.*<F5>                                           90,180
     7,000   Level 3 Communications, Inc.*<F5>                          23,730
       180   Liberty Media International, Inc.*<F5>                      8,321
    31,000   Lucent Technologies Inc.*<F5>                             116,560
    90,000   McLeodUSA Inc.*<F5>                                        64,800
    14,000   McLeodUSA Inc. ESCROW SHRS*<F5>                                 0
    74,400   Nortel Networks Corp.*<F5>                                259,656
    24,000   Qiao Xing Universal Telephone, Inc.*<F5>                  205,200
    27,000   Tellabs, Inc.*<F5>                                        231,930
                                                                   -----------
                                                                     1,499,837

             Telephone Services - 1.0%
    14,000   Cable & Wireless PLC - SP-ADR                              95,760
     2,000   MCI Inc.                                                   40,320
     9,000   Net2Phone, Inc.*<F5>                                       30,600
    31,000   Primus Telecommunications Group, Inc.*<F5>                 98,580
    33,000   Time Warner Telecom Inc.*<F5>                             143,880
                                                                   -----------
                                                                       409,140

             Tire & Rubber - 2.0%
    51,000   Titan International, Inc.                                 770,100

             Transportation - 0.0%
     4,200   MC Shipping, Inc.*<F5>                                     18,060

             Utilities - 0.4%
     4,000   Aquila, Inc.*<F5>                                          14,760
   128,000   Beacon Power Corp.*<F5>                                   117,760
     4,000   PetroQuest Energy, Inc.*<F5>                               19,800
                                                                   -----------
                                                                       152,320

             Wireless Communication - 4.0%
    17,000   Aether Systems, Inc.*<F5>                                  56,950
     3,000   Alamosa Holdings, Inc.*<F5>                                37,410
       220   Freescale Semiconductor Inc. Cl B*<F5>                      4,039
     2,000   Motorola, Inc.                                             34,400
     5,000   Nextel Communications, Inc.*<F5>                          150,000
     8,000   Nextel Partners, Inc.*<F5>                                156,320
     3,000   Nokia Corp. "A" SP-ADR                                     47,010
     6,000   Sprint Corp. (FON Group)                                  149,100
    26,000   TeleCommunication Systems, Inc.*<F5>                       86,814
     8,000   Telesystem International Wireless Inc.*<F5>                89,520
    43,000   Tumbleweed Communications Corp.*<F5>                      143,620
    53,000   UbiquiTel Inc.*<F5>                                       377,360
     9,000   Western Wireless Corp.*<F5>                               263,700
                                                                   -----------
                                                                     1,596,243
                                                                   -----------
                  Total common stocks                               53,842,586
                    (cost $50,475,791)

MUTUAL FUNDS - 0.7% (A)<F6>
    17,000   iShares MSCI Japan Index Fund                             185,640
     6,000   iShares MSCI Taiwan Index Fund                             72,360
                                                                   -----------
                  Total mutual funds                                   258,000
                    (cost $257,732)

REITS - 0.1% (A)<F6>
    10,000   First Union Real Estate Equity &
               Mortgage Investments*<F5>                                37,700
                                                                   -----------
                  Total REITS (cost $33,880)                            37,700
                                                                   -----------
                  Total long-term investments                       54,138,286
                    (cost $50,767,403)

SHORT-TERM INVESTMENTS - 0.0% (A)<F6>
             Variable Rate Demand Note 0.0%
      $569   U.S. Bank, N.A., 2.17%                                        569
                                                                   -----------
                  Total short-term investments
                    (cost $569)                                            569
                                                                   -----------

                  Total investments
                    (cost $50,767,972) -- 137.0%                    54,138,855

                  Liabilities, less cash and
                    receivables (37.0%) (A)<F6>                    (14,620,765)
                                                                   -----------
                  TOTAL NET ASSETS - 100.0%                        $39,518,090
                                                                   -----------
                                                                   -----------

  *<F5>  Non-income producing security.
(A)<F6> Percentages for the various classifications relate to net assets. ADR - American Depository Receipt
CVR - Contingent Value Right
N.V. - Netherlands Antilles Limited Liability Corporation
NYS - New York Registered Shares

                       REYNOLDS U.S. GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004
                                  (UNAUDITED)

PRINCIPAL AMOUNT                                                         VALUE
----------------                                                         -----
LONG-TERM INVESTMENTS - 93.7% (A)<F7>

             Federal Agencies 93.7%
  $200,000   Federal Home Loan Mortgage Corp, 3.25%,                $  198,254
               due 03/26/05 (B)<F8>
   300,000   Federal Home Loan Bank, 3.00%, due 06/17/05 (B)<F8>       293,335
   300,000   Federal Home Loan Bank, 3.00%, due 12/10/05 (B)<F8>       294,713
   200,000   Federal Home Loan Bank, 3.00%, due 03/30/06 (B)<F8>       197,519
   300,000   Federal National Mortgage Association, 3.875%,
               due 07/28/08 (B)<F8>                                    300,228
   300,000   Federal Home Loan Bank, 3.30%, due 12/18/08               294,970
                                                                    ----------
                  Total long-term investments                        1,579,019
                    (cost $1,598,517)

SHORT-TERM INVESTMENTS - 6.1% (A)<F7>
             Variable Rate Demand Notes 6.1%
    80,000   U.S. Bank, N.A., 2.17%                                     80,000
    22,944   Wisconsin Corporate Central Credit Union, 2.09%            22,944
                                                                    ----------
                  Total short-term investments                         102,944
                    (cost $102,944)
                                                                    ----------
                  Total investments
                    (cost $1,701,461) -- 99.8%                       1,681,963
                  Cash and receivables, less
                    liabilities 0.2% (A)<F7>                             3,816
                                                                    ----------
                  TOTAL NET ASSETS - 100.0%                         $1,685,779
                                                                    ----------
                                                                    ----------

(A)<F7>  Percentages for the various classifications relate to net assets.
(B)<F8> Variable Rate Security - The rate reported is the rate in the effect as of December 31, 2004. The date shown is the next interest adjustment date.


                           REYNOLDS MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2004
                                  (UNAUDITED)

PRINCIPAL AMOUNT                                                         VALUE
----------------                                                         -----
SHORT-TERM INVESTMENTS - 100.6% (A)<F9>
             U.S. Treasury Securities - 90.3%
$1,000,000   U.S. Treasury Bills, 1.75%, due 01/06/05               $  999,757
   800,000   U.S. Treasury Bills, 1.81%, due 01/13/05                  799,517
 1,000,000   U.S. Treasury Bills, 1.82%, due 01/20/05                  999,040
 1,000,000   U.S. Treasury Bills, 1.88%, due 01/27/05                  998,642
   600,000   U.S. Treasury Bills, 1.87%, due 02/03/05                  598,972
                                                                    ----------
             Total U.S. treasury securities
             (amortized cost $4,395,928)                             4,395,928

             Variable Rate Demand Notes - 10.3%
    21,399   American Family Financial Services, 2.00%                  21,399
   240,000   U.S. Bank, N.A., 2.17%                                    240,000
   240,000   Wisconsin Corporate Central Credit Union, 2.09%           240,000
                                                                    ----------
                  Total variable rate demand notes
                    (cost $501,399)                                    501,399
                                                                    ----------
                  Total investments
                    (amortized cost $4,897,327) -- 100.6%            4,897,327

                  Liabilities, less cash and
                    receivables (0.6%) (A)<F9>                         (27,223)
                                                                    ----------
                  TOTAL NET ASSETS - 100.0%                         $4,870,104
                                                                    ----------
                                                                    ----------

(A)<F9>  Percentages for the various classifications relate to net assets.




Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          (Registrant) Reynolds Funds, Inc.
                       --------------------


          By (Signature and Title)  /s/Frederick L. Reynolds
                                    --------------------------------
                                    Frederick L. Reynolds, President

          Date  February 10, 2005
                -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          By (Signature and Title)  /s/Frederick L. Reynolds
                                    --------------------------------
                                    Frederick L. Reynolds, President

          Date  February 10, 2005
                -----------------

          By (Signature and Title)  /s/Frederick L. Reynolds
                                    --------------------------------
                                    Frederick L. Reynolds, Treasurer

          Date  February 10, 2005
                -----------------